Fair Value Measurements (Details) - Schedule of fair value hierarchies, the assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of fair value hierarchies, the assets and liabilities [Line Items]
Warrant liability	$ 10,062,500
Option liability		$ 16,789,203
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchies, the assets and liabilities [Line Items]
Warrant liability	10,062,500
Option liability
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchies, the assets and liabilities [Line Items]
Warrant liability
Option liability
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchies, the assets and liabilities [Line Items]
Warrant liability
Option liability		$ 16,789,203